Quarterly Holdings Report
for
Fidelity® Series International Value Fund
July 31, 2026
VSF-S-NPRT3-0926
1.907975.116
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 3.1%
Financials - 0.6%
Capital Markets - 0.6%
Macquarie Group Ltd	621,396	110,309,498
Materials - 2.5%
Metals & Mining - 2.5%
Glencore PLC	18,128,727	133,524,393
Rio Tinto PLC	3,221,273	313,010,002
TOTAL MATERIALS		446,534,395
TOTAL AUSTRALIA		556,843,893
AUSTRIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Erste Group Bank AG	917,900	119,396,136
BELGIUM - 2.2%
Financials - 1.9%
Banks - 1.9%
KBC Group NV	2,347,004	337,358,702
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	218,100	56,059,799
TOTAL BELGIUM		393,418,501
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	538,840	116,454,648
FINLAND - 1.3%
Financials - 0.9%
Insurance - 0.9%
Mandatum Holding Oy	2,494,187	17,098,841
Sampo Oyj A Shares	13,957,835	154,537,738
TOTAL FINANCIALS		171,636,579
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	3,895,700	36,007,691
Utilities - 0.2%
Electric Utilities - 0.2%
Fortum Oyj	1,569,777	35,705,965
TOTAL FINLAND		243,350,235
FRANCE - 11.1%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.1%
Orange SA	10,445,100	199,581,791
Entertainment - 0.1%
Vivendi SE	14,529,055	26,739,671
Media - 0.2%
Canal+ SA	10,518,355	37,283,177
TOTAL COMMUNICATION SERVICES		263,604,639
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	238,100	130,749,109
Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	2,277,500	177,157,908
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	788,767	69,509,084
Financials - 4.0%
Banks - 2.0%
BNP Paribas SA	2,339,870	297,324,314
Societe Generale SA Series A	749,000	70,403,497
		367,727,811
Insurance - 2.0%
AXA SA	7,039,979	364,879,541
TOTAL FINANCIALS		732,607,352
Industrials - 1.4%
Building Products - 1.0%
Cie de Saint-Gobain SA	1,868,500	175,614,925
Trading Companies & Distributors - 0.4%
Rexel SA	2,119,300	87,588,329
TOTAL INDUSTRIALS		263,203,254
Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	1,386,086	273,070,773
Utilities - 0.7%
Multi-Utilities - 0.7%
Veolia Environnement SA	2,997,800	119,292,562
TOTAL FRANCE		2,029,194,681
GERMANY - 11.1%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG	828,400	56,647,479
Financials - 2.5%
Banks - 0.2%
Commerzbank AG	992,600	43,724,358
Capital Markets - 0.4%
Deutsche Bank AG	2,206,200	81,092,535
Insurance - 1.9%
Hannover Rueck SE	563,663	162,886,990
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274,891	165,127,063
		328,014,053
TOTAL FINANCIALS		452,830,946
Health Care - 1.2%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	2,267,000	116,517,581
Pharmaceuticals - 0.5%
Bayer AG	1,703,182	94,519,418
TOTAL HEALTH CARE		211,036,999
Industrials - 4.3%
Aerospace & Defense - 0.9%
Rheinmetall AG	129,388	171,044,358
Air Freight & Logistics - 1.2%
Deutsche Post AG	3,151,407	210,519,657
Industrial Conglomerates - 2.2%
Siemens AG	1,246,487	408,407,199
TOTAL INDUSTRIALS		789,971,214
Materials - 0.2%
Construction Materials - 0.2%
Heidelberg Materials AG	282,500	52,591,622
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vonovia SE	3,416,949	82,897,415
Utilities - 2.1%
Independent Power and Renewable Electricity Producers - 0.9%
RWE AG	2,546,500	167,908,869
Multi-Utilities - 1.2%
E.ON SE	10,196,100	219,657,391
TOTAL UTILITIES		387,566,260
TOTAL GERMANY		2,033,541,935
HONG KONG - 0.6%
Financials - 0.6%
Insurance - 0.6%
Prudential PLC	7,352,225	110,493,284
INDIA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd GDR (c)	855,700	46,806,790
ISRAEL - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	2,385,300	83,509,353
ITALY - 6.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Eni SpA	8,586,100	238,836,865
Financials - 4.4%
Banks - 3.3%
BPER Banca SPA	9,835,600	159,580,845
UniCredit SpA	4,758,700	448,801,872
		608,382,717
Insurance - 1.1%
Generali	3,845,200	194,871,065
TOTAL FINANCIALS		803,253,782
Industrials - 0.6%
Passenger Airlines - 0.6%
Ryanair Holdings PLC ADR	1,792,300	104,867,473
TOTAL ITALY		1,146,958,120
JAPAN - 22.0%
Communication Services - 0.5%
Interactive Media & Services - 0.2%
LY Corp	11,353,000	31,632,235
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp	1,650,900	51,421,421
TOTAL COMMUNICATION SERVICES		83,053,656
Consumer Discretionary - 3.2%
Automobiles - 2.1%
Toyota Motor Corp	20,302,900	384,225,937
Household Durables - 1.1%
Panasonic Holdings Corp	5,824,100	154,003,574
Sumitomo Forestry Co Ltd (a)	6,467,100	54,546,254
		208,549,828
TOTAL CONSUMER DISCRETIONARY		592,775,765
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Shiseido Co Ltd	1,243,670	24,567,014
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	3,954,400	91,143,648
Financials - 9.6%
Banks - 6.5%
Mitsubishi UFJ Financial Group Inc	29,229,544	652,885,646
Sumitomo Mitsui Financial Group Inc	12,597,949	541,320,478
		1,194,206,124
Financial Services - 1.5%
ORIX Corp	6,612,933	266,893,711
Insurance - 1.6%
Tokio Marine Holdings Inc	5,633,025	287,095,006
TOTAL FINANCIALS		1,748,194,841
Industrials - 6.0%
Building Products - 0.6%
Daikin Industries Ltd	759,300	109,988,303
Industrial Conglomerates - 1.3%
Hitachi Ltd	7,436,000	243,681,849
Machinery - 1.3%
MINEBEA MITSUMI Inc	1,685,151	38,377,844
Mitsubishi Heavy Industries Ltd	4,594,500	107,338,263
SMC Corp	195,800	84,597,410
		230,313,517
Trading Companies & Distributors - 2.8%
ITOCHU Corp	21,928,765	275,197,489
Mitsui & Co Ltd	5,772,600	177,128,099
Sumitomo Corp	5,608,100	58,211,879
		510,537,467
TOTAL INDUSTRIALS		1,094,521,136
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Murata Manufacturing Co Ltd	479,400	21,843,554
IT Services - 0.2%
TISI Inc	1,626,356	38,990,869
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	5,155,560	103,336,801
TOTAL INFORMATION TECHNOLOGY		164,171,224
Materials - 0.7%
Chemicals - 0.7%
Shin-Etsu Chemical Co Ltd	3,792,810	135,214,200
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Sumitomo Realty & Development Co Ltd	3,864,300	86,615,725
TOTAL JAPAN		4,020,257,209
NETHERLANDS - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nebius Group NV Class A (a)(b)	115,800	22,049,477
PORTUGAL - 1.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	5,612,600	127,465,567
Financials - 0.4%
Banks - 0.4%
Banco Comercial Portugues SA	65,774,100	80,777,485
TOTAL PORTUGAL		208,243,052
SINGAPORE - 1.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Singapore Telecommunications Ltd	14,698,200	50,854,280
Financials - 0.9%
Banks - 0.9%
United Overseas Bank Ltd	4,720,989	159,659,580
TOTAL SINGAPORE		210,513,860
SOUTH AFRICA - 0.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	667,874	4,064,074
Materials - 0.7%
Metals & Mining - 0.7%
Anglo American PLC	1,842,915	93,291,125
Valterra Platinum Ltd (United Kingdom) (a)	499,479	37,462,068
TOTAL MATERIALS		130,753,193
TOTAL SOUTH AFRICA		134,817,267
SPAIN - 4.8%
Financials - 4.8%
Banks - 4.8%
Banco Santander SA	49,921,372	709,995,451
Bankinter SA	8,671,300	159,289,002

TOTAL SPAIN		869,284,453
SWEDEN - 1.9%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	5,157,160	222,594,858
Industrials - 0.7%
Machinery - 0.7%
Volvo AB B Shares	3,324,178	127,155,609
TOTAL SWEDEN		349,750,467
SWITZERLAND - 4.2%
Consumer Staples - 1.0%
Food Products - 1.0%
Nestle SA	1,861,380	186,046,921
Financials - 3.2%
Capital Markets - 0.6%
UBS Group AG (United States) (a)	2,154,129	113,608,763
Insurance - 2.6%
Swiss Life Holding AG	89,120	105,252,985
Zurich Insurance Group AG	468,539	356,899,363
		462,152,348
TOTAL FINANCIALS		575,761,111
TOTAL SWITZERLAND		761,808,032
UNITED KINGDOM - 14.5%
Consumer Discretionary - 0.9%
Household Durables - 0.8%
Barratt Redrow PLC	36,575,296	145,358,128
Specialty Retail - 0.1%
JD Sports Fashion PLC	15,527,600	18,721,583
TOTAL CONSUMER DISCRETIONARY		164,079,711
Consumer Staples - 2.8%
Tobacco - 2.8%
British American Tobacco PLC	4,711,368	285,796,033
Imperial Brands PLC	5,902,091	223,989,540
TOTAL CONSUMER STAPLES		509,785,573
Financials - 6.6%
Banks - 5.8%
HSBC Holdings PLC	20,902,500	445,125,236
Lloyds Banking Group PLC	244,455,313	377,834,279
Standard Chartered PLC	7,592,022	224,477,932
		1,047,437,447
Capital Markets - 0.1%
St James's Place PLC	1,683,200	23,898,993
Insurance - 0.7%
Beazley PLC	7,501,017	130,463,041
TOTAL FINANCIALS		1,201,799,481
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC	856,359	145,793,218
GSK PLC	7,158,239	186,134,702
TOTAL HEALTH CARE		331,927,920
Industrials - 2.1%
Aerospace & Defense - 2.1%
BAE Systems PLC	8,865,286	250,970,336
Rolls-Royce Holdings PLC	6,374,493	127,168,957
TOTAL INDUSTRIALS		378,139,293
Utilities - 0.3%
Electric Utilities - 0.3%
SSE PLC	2,043,900	64,573,823
TOTAL UNITED KINGDOM		2,650,305,801
UNITED STATES - 10.6%
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
BP PLC	14,173,718	106,489,483
Shell PLC ADR (a)	5,612,007	516,192,404
TOTAL ENERGY		622,681,887
Health Care - 3.5%
Pharmaceuticals - 3.5%
Roche Holding AG	1,473,880	644,645,888
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	392,295	91,926,487
Materials - 3.2%
Chemicals - 0.8%
Linde PLC	294,214	140,746,093
Construction Materials - 2.4%
Amrize Ltd	1,453,670	71,348,414
CRH PLC	2,703,828	256,890,699
Holcim AG	1,199,240	108,919,996
		437,159,109
TOTAL MATERIALS		577,905,202
TOTAL UNITED STATES		1,937,159,464
TOTAL COMMON STOCKS (Cost $11,263,505,213)		18,044,156,658

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	392,015,335	392,093,738
Fidelity Securities Lending Cash Central Fund (d)(e)	3.72	10,716,715	10,717,787
TOTAL MONEY MARKET FUNDS (Cost $402,803,566)			402,811,525

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $11,666,308,779)	18,446,968,183
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(206,187,857)
NET ASSETS - 100.0%	18,240,780,326

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,806,790 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $57,124,693.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	188,544,089	3,039,433,422	2,835,883,995	7,101,547	(7,736)	7,958	392,093,738	392,015,335
Fidelity Securities Lending Cash Central Fund	19,063,320	1,423,018,113	1,431,359,554	652,328	(4,093)	1	10,717,787	10,716,715
	207,607,409	4,462,451,535	4,267,243,549	7,753,875	(11,829)	7,959	402,811,525

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.